Deferred Revenue - Changes in Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of the year	$ 564	$ 380
Deferral of revenue	213	400
Recognition of deferred revenue	(279)	(216)
Balance, end of the year	$ 498	$ 564